Warranty Liabilities (Details) - Schedule of Warranty Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Warranty liabilities
Current portion	$ 20,392	$ 2,643
Non-current portion	40,783	5,285
Total	$ 61,175	$ 7,928